ASSET ACQUISITION AND LONG-TERM PAYABLE	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ASSET ACQUISITION AND LONG-TERM PAYABLE

NOTE 11 - ASSET ACQUISITION AND LONG-TERM PAYABLE

On May 11, 2021, Anhui Allied United Mushroom Co., Ltd. signed the Agreement (“Agreement”) with Suhua Yang and Hao Yan, the owners of Funan Zhihua Mushroom Co., Ltd. (“Target Company”). As the consideration of transferring 100% equity of Target Company, AUM will pay Shareholders with $2,151,383 (RMB 14,840,028), which is $25,612 (RMB 176,667) per month for 84 months at the end of each month after the delivery of the growing rooms. Target Company was dissolved after the asset acquisition.

Following the guidance of ASC 805, we performed the screen test to evaluate whether the acquired set is a business or a group of assets. The group of assets was buildings and equipment related to growing mushrooms and didn’t include an input and a substantive process that together significantly contribute to the ability to create outputs because the target company had no employees and no operations. The transaction was accounted for as an asset acquisition in accordance with ASC 805 -50.

The Company calculated the present value of the debt assumed at a compound monthly interest rate of 1% at the acquisition date and recognized $1,464,214 of fixed assets and $1,464,214 of long-term payable.

On April 30, 2023, the owner of Target Company and AUM agreed that the payment of consideration began on the production of growing rooms on January 1, 2024.

$290,495 was recorded as other payable for the year ended December 31, 2024, including $135,725 of capital and $154,770 of interest at 1% compound monthly interest rate, among them, $73,832 was paid. Long-term payable were $1,095,690 and $1,423,116, respectively as of December 31, 2024 and 2023.

The future long-term payable (capital) schedule presents as follow:

2025	152,550
2026	171,982
2027	192,544
2028	216,316
2029	243,023
thereafter	271,826
total	1,248,241